Income Taxes - Schedule of tax liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Current tax payable	€ 1,248	€ 2,037	€ 1,175
Total tax liabilities	€ 1,248	€ 2,037	€ 1,175